EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

October 31, 2025

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:
EA Series Trust (the “Trust”)
File Nos. 333-195493; 811-22961
Strive 500 ETF (S000077125), Strive Emerging Markets Ex-China ETF (S000077313), Strive U.S. Energy ETF (S000077126), Strive U.S. Semiconductor ETF (S000077127), Strive Natural Resources and Security ETF (S000079383), Strive 1000 Growth ETF (S000078017), Strive 1000 Value ETF (S000078018), Strive Small-Cap ETF (S000078019), Strive 1000 Dividend Growth ETF (S000078020), Strive Mid-Cap ETF (S000084251), Strive International Developed Markets ETF (S000080100) (the “Equity Funds”) and the Strive Total Return Bond ETF (S000080332) and Strive Enhanced Income Short Maturity ETF (S000080333) (the “Fixed Income Funds” and collectively, the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information for the Equity Funds and the Prospectus for the Fixed Income Funds that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 31, 2025, and filed electronically as Post-Effective Amendment No. 548 to the Trust’s Registration Statement on October 28, 2025.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (614) 226-0139.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Vice President